Retirement Benefits - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended								12 Months Ended
	Mar. 31, 2011 Gratuity USD ($)	Mar. 31, 2011 Gratuity INR	Mar. 31, 2010 Gratuity INR	Mar. 31, 2011 Gratuity Vested accumulated benefit obligation INR	Mar. 31, 2010 Gratuity Vested accumulated benefit obligation INR	Mar. 31, 2011 Gratuity Subsequent Event INR	Mar. 31, 2010 Gratuity Subsequent Event INR	Mar. 31, 2010 Centurion Bank of Punjab Limited Pension	Mar. 31, 2011 Pension USD ($)	Mar. 31, 2011 Pension INR	Mar. 31, 2010 Pension INR	Mar. 31, 2011 Pension Vested accumulated benefit obligation INR	Mar. 31, 2010 Pension Vested accumulated benefit obligation INR	Mar. 31, 2011 Superannuation INR	Mar. 31, 2010 Superannuation INR	Mar. 31, 2009 Superannuation INR	Mar. 31, 2011 Superannuation Managing Director, Executive Directors and for certain employees of CBoP	Mar. 31, 2011 Provident Fund INR	Mar. 31, 2010 Provident Fund INR	Mar. 31, 2009 Provident Fund INR
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, expected contribution to the plan for the next fiscal year		172.1								3.5
Defined benefit plan, accumulated benefit obligation		685.1	540.8	502.5	418.6					393.7	248.5	227.9	192.8
Defined benefit plan, employer contribution	4.5	200.6				540.8	540.8		1.2	54.3	4.6
Defined benefit plan, employer contribution as a percentage of basic salary								10.00%
Defined benefit pension plan, description of pension payment								In respect of employees who have moved to a cost to company (CTC) driven compensation structure and have completed services up to 15 years as on the date of movement to CTC driven compensation structure, any contribution made until such date, and any additional one-time contribution made for employees (who have completed more than 10 years but less than 15 years) stand frozen and will be converted into an annuity on separation after a lock-in-period of two years. Hence for this category of employees, liability stands frozen and no additional provision is required except for interest, if any. In respect of employees who accepted the offer and have completed services for more than 15 years, the pension would be paid based on the employee’s salary as of the date of movement to CTC driven compensation structure and a provision is made based on an actuarial valuation at the balance sheet date conducted by an independent actuary.
Defined benefit plan, description of lump sum payment to plan participants											The plan provides for lump sum payments to vested employees at retirement, resignation, death while in employment or on termination of employment in an amount equivalent to 15 days’ eligible salary payable for each completed year of service. Vesting occurs upon completion of five years of service.
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary														13.00%			15.00%	12.00%
Defined contribution plan, employees annual contribution as a percentage of eligible annual salary																		12.00%
Defined contribution plan, description of employer contribution to the Pension Scheme administered by the Regional Provident Fund Commissioner																		out of the employer’s contribution, an amount equal to 8.33% of the lower of employee’s monthly eligible salary or Rs.6,500, is contributed by the Bank to the Pension Scheme administered by the Regional Provident Fund Commissioner.
Defined contribution plan, employer contribution recognized as an expense														258.6	229.7	181.6		928.8	810.8	815.7